CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	CNYG Class A Common Stock Cablevision Systems Corporation And Subsidiaries Common Stock	CNYG Class B Common Stock Cablevision Systems Corporation And Subsidiaries Common Stock	Cablevision Systems Corporation And Subsidiaries Total Stockholders' Equity (Deficiency)	Cablevision Systems Corporation And Subsidiaries Paid-in Capital	Cablevision Systems Corporation And Subsidiaries Accumulated Deficit	Cablevision Systems Corporation And Subsidiaries Treasury Stock	Cablevision Systems Corporation And Subsidiaries Accumulated Other Comprehensive Income	Cablevision Systems Corporation And Subsidiaries Non-controlling Interest	Cablevision Systems Corporation And Subsidiaries	Total Stockholders' Equity (Deficiency)	Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Non-controlling Interest	Total
Beginning balance at Dec. 31, 2013	$ 2,925	$ 541	$ (5,284,330)	$ 885,601	$ (4,546,299)	$ (1,584,404)	$ (42,694)	$ 786	$ (5,283,544)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to stockholders			311,439		311,439				311,439
Net income attributable to noncontrolling interests								1,007	1,007
Pension and postretirement plan liability adjustments, net of income taxes			459				459		459
Proceeds from exercise of options and issuance of restricted shares	78		55,330	55,252					55,330
Recognition of equity-based stock compensation arrangements			44,335	44,335					44,335
Treasury stock acquired from forfeiture and acquisition of restricted shares			(6,608)	9		(6,617)			(6,608)
Excess tax benefit on share-based awards			336	336					336
Dividends on CNYG Class A and CNYG Class B common stock			(162,806)	(162,806)					(162,806)
Adjustments to/Contributions from noncontrolling interests			376	376				(1,014)	(638)
Ending balance at Dec. 31, 2014	3,003	541	(5,041,469)	823,103	(4,234,860)	(1,591,021)	(42,235)	779	(5,040,690)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to stockholders			175,449		175,449				175,449
Net income attributable to noncontrolling interests								(146)	(146)
Pension and postretirement plan liability adjustments, net of income taxes			4,563				4,563		4,563
Proceeds from exercise of options and issuance of restricted shares	39		18,687	18,648					18,687
Recognition of equity-based stock compensation arrangements			60,817	60,817					60,817
Treasury stock acquired from forfeiture and acquisition of restricted shares			(19,141)	5		(19,146)			(19,141)
Excess tax benefit on share-based awards			5,694	5,694					5,694
Dividends on CNYG Class A and CNYG Class B common stock			(124,752)	(124,752)					(124,752)
Adjustments to/Contributions from noncontrolling interests			8,836	8,836				(901)	7,935
Ending balance at Dec. 31, 2015	3,042	541	(4,911,316)	792,351	(4,059,411)	(1,610,167)	(37,672)	(268)	(4,911,584)	$ 2,108,080	$ 2,252,028	$ (143,948)			$ 2,108,080
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to stockholders			163,748		163,748				163,748
Net income attributable to noncontrolling interests								(236)	(236)
Pension and postretirement plan liability adjustments, net of income taxes			1,557				1,557		1,557
Proceeds from exercise of options and issuance of restricted shares	15		14,559	14,544					14,559
Recognition of equity-based stock compensation arrangements			24,997	24,997					24,997
Treasury stock acquired from forfeiture and acquisition of restricted shares			(41,469)	1		(41,470)			(41,469)
Tax withholding associated with shares issued for equity-based compensation	(4)		(6,034)	(6,030)					(6,034)
Excess tax benefit on share-based awards			82	82					82
Adjustments to/Contributions from noncontrolling interests								240	240
Ending balance at Jun. 20, 2016	3,053	541	(4,753,876)	825,945	(3,895,663)	(1,651,637)	(36,115)	(264)	(4,754,140)
Beginning balance at Dec. 31, 2015	$ 3,042	$ 541	$ (4,911,316)	$ 792,351	$ (4,059,411)	$ (1,610,167)	$ (37,672)	$ (268)	$ (4,911,584)	2,108,080	2,252,028	(143,948)			2,108,080
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to stockholders										(832,030)		(832,030)			(832,030)
Recognition of equity-based stock compensation arrangements										14,368	14,368				14,368
Excess tax benefit on share-based awards										31	31				31
Ending balance at Dec. 31, 2016										2,029,555	3,003,554	(975,978)	$ 1,979	$ 287	2,029,842
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to stockholders										(733,801)		(733,801)			(733,801)
Recognition of equity-based stock compensation arrangements										40,932	40,932				40,932
Ending balance at Sep. 30, 2017										$ 3,067,733	$ 4,466,040	$ (1,401,548)	$ (4,130)	$ 689	$ 3,068,422